Summary of Significant Accounting Policies - Summary of Primary Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Alithya Canada Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Canada Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	10000.00%	10000.00%
Alithya Consulting Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Consulting Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	10000.00%	10000.00%
Alithya Digital Technology Corporation
Disclosure of subsidiaries [line items]
Entity	Alithya Digital Technology Corporation
Name of subsidiary Jurisdiction	Ontario, Canada
Percentage Ownership	10000.00%	10000.00%
Alithya Consulting SAS
Disclosure of subsidiaries [line items]
Entity	Alithya Consulting SAS
Name of subsidiary Jurisdiction	France
Percentage Ownership	10000.00%	10000.00%
Pro2p Services Conseils Inc.
Disclosure of subsidiaries [line items]
Entity	Pro2p Services Conseils Inc.
Name of subsidiary Jurisdiction	Canada
Percentage Ownership	10000.00%	10000.00%
Alithya USA, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya USA, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	10000.00%	10000.00%
Alithya Financial Solutions, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Financial Solutions, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	10000.00%	10000.00%
Alithya Ranzal LLC
Disclosure of subsidiaries [line items]
Entity	Alithya Ranzal LLC
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	10000.00%	10000.00%
Alithya Zero2Ten, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Zero2Ten, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	10000.00%	10000.00%
Alithya Fullscope Solutions, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Fullscope Solutions, Inc.
Name of subsidiary Jurisdiction	Delaware, USA
Percentage Ownership	10000.00%	10000.00%
Zero2Ten EMEA Limited
Disclosure of subsidiaries [line items]
Entity	Zero2Ten EMEA Limited
Name of subsidiary Jurisdiction	United Kingdom
Percentage Ownership		10000.00%
Alithya Solutions Canada Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Solutions Canada Inc.
Name of subsidiary Jurisdiction	Canada
Percentage Ownership	10000.00%	10000.00%
Matricis Informatique Inc.
Disclosure of subsidiaries [line items]
Entity	Matricis Informatique Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	10000.00%
Alithya Travercent LLC
Disclosure of subsidiaries [line items]
Entity	Alithya Travercent LLC
Name of subsidiary Jurisdiction	Texas, USA
Percentage Ownership	10000.00%
Alithya Askida Consulting Services Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Askida Consulting Services Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	10000.00%
Alithya Askida Solutions Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Askida Solutions Inc.
Name of subsidiary Jurisdiction	Quebec, Canada
Percentage Ownership	10000.00%